                                1999 SEMI-ANNUAL
                                     REPORT


                                     KEMPER
                                   ADVANTAGE

                     Individual Variable Annuity Contracts

                                     ------

                    Kemper Investors Life Insurance Company

                                     ------

                           Variable Annuity Account C


PERIOD ENDED JUNE 30, 1999                                  [ZURICH KEMPER LOGO]

                   COMBINED FINANCIAL STATEMENTS (UNAUDITED)

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF ASSETS AND LIABILITIES

AND CONTRACT OWNERS' EQUITY
June 30, 1999 (unaudited)
(IN THOUSANDS)

                                                                               KEMPER
                                                                            TOTAL RETURN
                                                                COMBINED    FUND DIVISION
------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------
Investment, at current value                                  $ 20,929          7,455
------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                20,929          7,455
------------------------------------------------------------------------------------------
 LIABILITIES AND CONTRACT OWNERS' EQUITY
------------------------------------------------------------------------------------------
Liabilities:
  Mortality and expense risk charges                                17              6
------------------------------------------------------------------------------------------
  Other                                                            115              4
------------------------------------------------------------------------------------------
    Total liabilities                                              132             10
------------------------------------------------------------------------------------------
    CONTRACT OWNERS' EQUITY                                   $ 20,797          7,445
------------------------------------------------------------------------------------------
 ANALYSIS OF CONTRACT OWNERS' EQUITY
------------------------------------------------------------------------------------------
Excess of payments for units redeemed over proceeds from
  units sold                                                  $(73,062)       (12,342)
------------------------------------------------------------------------------------------
Accumulated net investment income                               87,678         16,017
------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on sales of investments     4,208          2,576
------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments            1,973          1,194
------------------------------------------------------------------------------------------
    CONTRACT OWNERS' EQUITY                                   $ 20,797          7,445
------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

                   COMBINED FINANCIAL STATEMENTS (UNAUDITED)


                    KEMPER INCOME                                      KEMPER         KEMPER U.S.
       KEMPER        AND CAPITAL       ZURICH          KEMPER         STRATEGIC       GOVERNMENT
       GROWTH       PRESERVATION    MONEY MARKET     HIGH YIELD        INCOME         SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION    FUND DIVISION
        5,590              785           4,699          1,345             140              915
---------------------------------------------------------------------------------------------------
        5,590              785           4,699          1,345             140              915
---------------------------------------------------------------------------------------------------
            4                1               4              1              --                1
---------------------------------------------------------------------------------------------------
          106               --               5             --              --               --
---------------------------------------------------------------------------------------------------
          110                1               9              1              --                1
---------------------------------------------------------------------------------------------------
        5,480              784           4,690          1,344             140              914
---------------------------------------------------------------------------------------------------
       (8,175)          (2,850)        (39,375)        (4,533)           (520)          (5,267)
---------------------------------------------------------------------------------------------------
       10,754            3,523          44,065          5,884           1,442            5,993
---------------------------------------------------------------------------------------------------
        1,982              124              --             73            (761)             214
---------------------------------------------------------------------------------------------------
          919              (13)             --            (80)            (21)             (26)
---------------------------------------------------------------------------------------------------
        5,480              784           4,690          1,344             140              914
---------------------------------------------------------------------------------------------------

                   COMBINED FINANCIAL STATEMENTS (UNAUDITED)


KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (unaudited)
(IN THOUSANDS)


                                                                                 KEMPER
                                                                              TOTAL RETURN
                                                                COMBINED      FUND DIVISION
Dividends and capital gain distributions                         $  345            104
-------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk charges                                103             37
-------------------------------------------------------------------------------------------
Net investment income (loss)                                        242             67
-------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on sales of investments                  271            233
-------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) of
    investments                                                     613            244
-------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments          884            477
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CONTRACT OWNERS' EQUITY RESULTING
  FROM OPERATIONS                                                $1,126            544
-------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

                   COMBINED FINANCIAL STATEMENTS (UNAUDITED)

                       KEMPER
                     INCOME AND        ZURICH                          KEMPER        KEMPER U.S.
       KEMPER          CAPITAL          MONEY          KEMPER         STRATEGIC      GOVERNMENT
       GROWTH       PRESERVATION       MARKET        HIGH YIELD        INCOME        SECURITIES
    FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION
-------------------------------------------------------------------------------------------------
          --              23             108              71               8              31
-------------------------------------------------------------------------------------------------
          26               4              24               7               1               4
-------------------------------------------------------------------------------------------------
         (26)             19              84              64               7              27
-------------------------------------------------------------------------------------------------
          47               2              --               5             (16)             --
-------------------------------------------------------------------------------------------------
         491             (52)             --             (40)              5             (35)
-------------------------------------------------------------------------------------------------
         538             (50)             --             (35)            (11)            (35)
-------------------------------------------------------------------------------------------------
         512             (31)             84              29              (4)             (8)
-------------------------------------------------------------------------------------------------

                   COMBINED FINANCIAL STATEMENTS (UNAUDITED)


KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C

COMBINED STATEMENTS OF CHANGES IN

CONTRACT OWNERS' EQUITY
For the six months ended June 30, 1999 (unaudited) and the year ended December 31, 1998
(IN THOUSANDS)

                                                                         COMBINED
                                                                --------------------------
                                                                SIX MONTHS        YEAR
                                                                  ENDED          ENDED
                                                                 JUNE 30,     DECEMBER 31,
                                                                   1999           1998
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
  Net investment income (loss)                                   $   242          1,043
  Net realized gain (loss) on sales of investments                   271            781
  Change in unrealized appreciation (depreciation) of
    investments                                                      613            304
------------------------------------------------------------------------------------------
    Net increase (decrease) in contract owners' equity
      resulting from operations                                    1,126          2,128
------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
------------------------------------------------------------------------------------------
  Proceeds from units sold                                            79            117
  Net transfers (to) from affiliate or divisions                    (251)            74
  Payments for units redeemed                                     (2,116)        (3,341)
------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
      unit transactions                                           (2,288)        (3,150)
------------------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity        (1,162)        (1,022)
------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
------------------------------------------------------------------------------------------
  Beginning of period                                             21,959         22,981
------------------------------------------------------------------------------------------
  End of period                                                  $20,797         21,959
------------------------------------------------------------------------------------------

COMBINED STATEMENTS OF CHANGES IN

CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                   ZURICH MONEY MARKET
                                                                      FUND DIVISION
                                                                --------------------------
                                                                SIX MONTHS        YEAR
                                                                  ENDED          ENDED
                                                                 JUNE 30,     DECEMBER 31,
                                                                   1999           1998
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
  Net investment income (loss)                                    $   84           230
  Net realized gain (loss) on sales of investments                    --            --
  Change in unrealized appreciation (depreciation) of
    investments                                                       --            --
------------------------------------------------------------------------------------------
    Net increase (decrease) in contract owners' equity
      resulting from operations                                       84           230
------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
------------------------------------------------------------------------------------------
  Proceeds from units sold                                            36            22
  Net transfers (to) from affiliate or divisions                     (49)          459
  Payments for units redeemed                                       (646)         (667)
------------------------------------------------------------------------------------------
    Net decrease in contract owners' equity from account
      unit transactions                                             (659)         (186)
------------------------------------------------------------------------------------------
      Total increase (decrease) in contract owners' equity          (575)           44
------------------------------------------------------------------------------------------
 CONTRACT OWNERS' EQUITY
------------------------------------------------------------------------------------------
  Beginning of period                                              5,265         5,221
------------------------------------------------------------------------------------------
  End of period                                                   $4,690         5,265
------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

                   COMBINED FINANCIAL STATEMENTS (UNAUDITED)


   KEMPER TOTAL RETURN            KEMPER GROWTH          KEMPER INCOME AND CAPITAL
      FUND DIVISION               FUND DIVISION         PRESERVATION FUND DIVISION
-------------------------   -------------------------   ---------------------------
SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS        YEAR
  ENDED         ENDED         ENDED         ENDED          ENDED          ENDED
 JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
  1999          1998          1999          1998          1999           1998
-----------------------------------------------------------------------------------
     67            584          (26)          (38)           19             44
    233            467           47           269             2              4
    244             37          491           442           (52)             8
-----------------------------------------------------------------------------------
    544          1,088          512           673           (31)            56
-----------------------------------------------------------------------------------
     29             50            8            32            --              1
     16           (194)         (88)           24            --            (15)
   (718)        (1,377)        (437)         (861)          (53)           (55)
-----------------------------------------------------------------------------------
   (673)        (1,521)        (517)         (805)          (53)           (69)
-----------------------------------------------------------------------------------
   (129)          (433)          (5)         (132)          (84)           (13)
-----------------------------------------------------------------------------------
  7,574          8,007        5,485         5,617           868            881
-----------------------------------------------------------------------------------
  7,445          7,574        5,480         5,485           784            868
-----------------------------------------------------------------------------------


    KEMPER HIGH YIELD        KEMPER STRATEGIC INCOME     KEMPER U.S. GOVERNMENT
      FUND DIVISION               FUND DIVISION         SECURITIES FUND DIVISION
-------------------------   -------------------------   --------------------------
SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
 JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
  1999          1998          1999          1998          1999          1998
-----------------------------------------------------------------------------------
     64           146            7            16            27             61
      5            41          (16)           (2)           --              2
    (40)         (176)           5            (8)          (35)             1
-----------------------------------------------------------------------------------
     29            11           (4)            6            (8)            64
-----------------------------------------------------------------------------------
      6            15           --            --            --             (3)
    (86)         (189)          (1)           --           (43)           (11)
   (164)         (253)         (73)           (9)          (25)          (119)
-----------------------------------------------------------------------------------
   (244)         (427)         (74)           (9)          (68)          (133)
-----------------------------------------------------------------------------------
   (215)         (416)         (78)           (3)          (76)           (69)
-----------------------------------------------------------------------------------
  1,559         1,975          218           221           990          1,059
-----------------------------------------------------------------------------------
  1,344         1,559          140           218           914            990
-----------------------------------------------------------------------------------

NOTES TO COMBINED FINANCIAL STATEMENTS (UNAUDITED)

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------

1    GENERAL INFORMATION
     AND SIGNIFICANT
     ACCOUNTING POLICIES     ORGANIZATION. Kemper Investors Life Insurance
                             Company Variable Annuity Account C (the "Separate
                             Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life
                             Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Financial
                             Services ("ZFS"). ZFS was formed with the September
                             7, 1998 merger of the Zurich Group with the financial services business of B.A.T. Industries.
                             ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG, representing the financial interest of the former
                             Zurich Group, is listed on the Swiss Market Index
                             (SMI) replacing Zurich. Allied Zurich p.l.c., representing the financial interest of the financial services business of B.A.T. Industries, is included in the FTSE-100 Share Index in London.

                             The Separate Account is divided into seven subaccounts and each subaccount invests exclusively in a corresponding Kemper or Zurich Fund ("Fund"). Each Fund is an open-end diversified management investment company.

                             ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

                             SECURITY VALUATION. The investments are stated at current value which is based on the closing bid price, net asset value, at June 30, 1999.

                             SECURITY TRANSACTIONS AND INVESTMENT
                             INCOME. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out ("FIFO") cost basis.

                             ACCUMULATION UNIT VALUATION. On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective Fund.

                             FEDERAL INCOME TAXES. Under Revenue Ruling 81-225, the contract owner is treated as the owner of the underlying Fund shares with respect to purchase payments made after December 31, 1980, except in the case of individual retirement annuities, tax sheltered 403(b) annuities and annuities under a qualified 403(a) retirement plan issued before September 26, 1981 ("Qualified Contracts").

                             With respect to purchase payments made before January 1, 1981, and Qualified Contracts, KILICO is treated as the owner of the underlying Fund shares and the contract owner is treated as the owner of an annuity contract for all Federal income tax purposes. Under current law, dividends and realized gains attributable

NOTES TO COMBINED FINANCIAL STATEMENTS (UNAUDITED)

                             to Fund shares considered owned by KILICO are not currently taxed to the extent they are applied to liabilities under the contract.

                             The Tax Reform Act of 1984 authorized the Secretary of the Treasury to prescribe diversification requirements for the investments underlying a variable annuity contract. The final regulation issued March 1, 1989, provided that such diversification requirements do not apply to Qualified Contracts or purchase payments before January 1, 1981.

--------------------------------------------------------------------------------

2    SUMMARY
     OF INVESTMENTS          Investments, at cost, at June 30, 1999, are as
                             follows (in thousands):

                                                                                       SHARES
                             INVESTMENTS                                               OWNED      COST
                             ---------------------------------------------------------------------------
                             Kemper Total Return Fund                                    654     $ 6,260
                             Kemper Growth Fund                                          341       4,671
                             Kemper Income and Capital Preservation Fund                  96         798
                             Zurich Money Market Fund                                  4,699       4,699
                             Kemper High Yield Fund                                      177       1,425
                             Kemper Strategic Income Fund                                 26         161
                             Kemper U.S. Government Securities Fund                      108         941
                             ---------------------------------------------------------------------------
                             TOTAL INVESTMENTS                                                   $18,955
                             ---------------------------------------------------------------------------

                             The underlying investments of the Funds are summarized below.

                             KEMPER TOTAL RETURN FUND: This Fund invests in fixed-income securities (bonds and other debt securities) and equity securities (stocks). The Fund also may invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in related foreign currency transactions and lend its securities.

                             KEMPER GROWTH FUND: This Fund invests primarily in common stocks but can invest in any security with potential for capital growth. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency transactions and lend its securities.

                             KEMPER INCOME AND CAPITAL PRESERVATION FUND: This Fund invests primarily in investment-grade debt securities including corporate bonds, United States or Canadian Government securities, commercial paper and money market instruments. The Fund may also purchase and sell put and call options and financial futures and options thereon, invest in foreign securities and engage in related foreign currency transactions.

                             ZURICH MONEY MARKET FUND: This Fund invests primarily in short-term obligations of major banks and corporations.

                             KEMPER HIGH YIELD FUND: This Fund invests in fixed-income securities. The Fund may also sell put and call options and financial futures contracts and options thereon, invest in foreign securities and engage in related foreign currency transactions. The Fund invests a substantial portion of its net assets in high yielding fixed-income securities. These securities will ordinarily be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.

                             KEMPER STRATEGIC INCOME FUND (FORMERLY DIVERSIFIED INCOME): This Fund invests primarily in fixed-income securities and dividend paying common stocks

NOTES TO COMBINED FINANCIAL STATEMENTS (UNAUDITED)

                             and by writing options. The Fund invests a substantial portion of its assets in high yield bonds. These bonds ordinarily are in the lower rating categories of recognized rating agencies or are non-rated, and thus involve more risk than higher rated bonds. The Fund may also invest a small portion of its assets in put and call options, purchase and sell financial futures contracts and options thereon, invest in foreign securities, engage in foreign currency and delayed delivery transactions and lend its securities.

                             KEMPER U.S. GOVERNMENT SECURITIES FUND: This Fund invests in obligations issued or guaranteed by the U.S. Government or its agencies.

--------------------------------------------------------------------------------

3     TRANSACTIONS WITH
      AFFILIATES
                             KILICO assumes the mortality risks associated with the annuity contracts and incurs all expenses involved in administering the contracts. In return, KILICO assesses a daily charge based on assets for mortality and expense risk which amounts to an aggregate of one percent (1.00%) per annum. Additionally, KILICO assesses against each contract participating in the Separate Account a records maintenance charge of $25 on December 31st of each calendar year whether or not any purchase payments have been made during the year.

                             Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge.

                             Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the Funds which serve as the underlying investments of the Separate Account.

                             Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

--------------------------------------------------------------------------------

4     NET TRANSFERS (TO)
      FROM AFFILIATE OR
      DIVISIONS
                             Net transfers (to) from affiliate or divisions include transfers of all or part of the contract owner's interest to or from another Fund or to the general account of KILICO.

--------------------------------------------------------------------------------

5     CONTRACT OWNERS'
      EQUITY

                             The contract owners' equity is affected by the investment results of each Fund and contract charges. The accompanying combined financial statements include only contract owners' payments pertaining to the variable portions of their contracts and exclude any payments for the fixed portion, the latter being included in the general account of KILICO. Contract owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus.

NOTES TO COMBINED FINANCIAL STATEMENTS (UNAUDITED)

                             Contract owners' equity at June 30, 1999, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                           CONTRACT
                                                                                        NUMBER     UNIT     OWNERS'
                                               SEPARATE ACCOUNT FUND DIVISION          OF UNITS   VALUE     EQUITY
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        KEMPER TOTAL RETURN FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                          892    $8.124    $ 7,241
                                        Nonqualified                                        25     8.129        204
                                       -----------------------------------------------------------------------------
                                                                                                              7,445
                                       -----------------------------------------------------------------------------
                                        KEMPER GROWTH FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                          554     9.602      5,318
                                       -----------------------------------------------------------------------------
                                        Nonqualified                                        17     9.576        162
                                       -----------------------------------------------------------------------------
                                                                                                              5,480
                                       -----------------------------------------------------------------------------
                                        KEMPER INCOME AND CAPITAL PRESERVATION FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                          157     4.994        784
                                       -----------------------------------------------------------------------------
                                        ZURICH MONEY MARKET FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                        1,438     3.194      4,589
                                       -----------------------------------------------------------------------------
                                        Nonqualified                                        32     3.194        101
                                       -----------------------------------------------------------------------------
                                                                                                              4,690
                                       -----------------------------------------------------------------------------
                                        KEMPER HIGH YIELD FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                          191     6.339      1,212
                                        Nonqualified                                        20     6.504        132
                                       -----------------------------------------------------------------------------
                                                                                                              1,344
                                       -----------------------------------------------------------------------------
                                        KEMPER STRATEGIC INCOME FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                           41     3.396        140
                                       -----------------------------------------------------------------------------
                                        KEMPER U.S. GOVERNMENT SECURITIES FUND
                                       -----------------------------------------------------------------------------
                                        Qualified                                          180     4.554        818
                                        Nonqualified                                        19     4.732         96
                                       -----------------------------------------------------------------------------
                                                                                                                914
                                       -----------------------------------------------------------------------------
                                          TOTAL CONTRACT OWNERS' EQUITY                                     $20,797
                                       -----------------------------------------------------------------------------


Distributed by

Investors Brokerage Services, Inc.



[ZURICH KEMPER LOGO]
Kemper Investors Life Insurance Company
1 Kemper Drive
Long Grove, IL 60049

Policy Form Series L-5672, L-5454 & L-5797       PRINTED ON RECYCLED PAPER         L-5759 (8/99)1042